NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fair Value Measurements: Schedule of Financial Assets and Liabilities measured at fair value on a recurring basis (Details) - USD ($)	9 Months Ended	12 Months Ended	24 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 29, 2023	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities	$ 135,698	$ 102,011		$ 102,011	$ 102,011	$ 92,527	$ 7,202
Increase (Decrease) in Derivative Liabilities	135,698	102,011
Fair Value, Inputs, Level 3
Derivative liabilities	135,698	102,011		102,011	$ 102,011	$ 92,527	$ 7,202
Increase (Decrease) in Derivative Liabilities	$ 135,698	$ 102,011	$ 102,011	$ 92,527